Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill
Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2018 and 2017:

In millions	Pharmacy Services	Retail/LTC	Health Care Benefits	Total
Balance at December 31, 2016	$21,637	$16,612	$—	$38,249
Acquisitions	182	203	—	385
Foreign currency translation adjustments	—	(2)	—	(2)
Impairments	—	(181)	—	(181)
Balance at December 31, 2017	21,819	16,632	—	38,451
Acquisitions	1,569	735	44,484	46,788
Foreign currency translation adjustments	—	(14)	—	(14)
Divestiture of RxCrossroads subsidiary	—	(398)	—	(398)
Impairments	—	(6,149)	—	(6,149)
Balance at December 31, 2018	$23,388	$10,806	$44,484	$78,678

Other intangible assets
The following table is a summary of the Company’s intangible assets as of December 31:

In millions, except weighted average life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (years)
2018
Trademarks (indefinitely-lived)	$10,498	$—	$10,498	N/A
Customer contracts/relationships and covenants not to compete	26,213	(6,349)	19,864	14.8
Technology	1,060	(31)	1,029	3.0
Provider networks	4,200	(19)	4,181	20.0
Value of Business Acquired	590	(7)	583	20.0
Favorable leases and other	1,177	(808)	369	17.1
Total	$43,738	$(7,214)	$36,524	15.3

2017
Trademark (indefinitely-lived)	$6,398	$—	$6,398	N/A
Customer contracts/relationships and covenants not to compete	12,341	(5,536)	6,805	15.3
Favorable leases and other	1,190	(763)	427	16.2
Total	$19,929	$(6,299)	$13,630	15.4

Estimated annual pretax amortization for other acquired intangible assets over the next five years	The projected annual amortization expense for the Company’s intangible assets for the next five years is as follows:

In millions
2019	$2,563
2020	2,350
2021	2,253
2022	1,879
2023	1,844